INCOME TAXES (Tables)	12 Months Ended
Nov. 30, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS

The Company’s deferred tax assets are as follows at November 30, 2023 and 2022:

	November 30, 2023	November 30, 2022
Deferred tax asset
Net operating loss	$-	$-
Startup/organizational costs	327,760	241,940
Total deferred tax asset	327,760	241,940
Valuation allowance	(327,760)	(241,940)
Deferred tax asset, net of allowance	$-	$-

SCHEDULE OF INCOME TAX BENEFIT

The income tax provision (benefit) consists of the following for the year November 30, 2023 and November 30, 2022:

	November 30, 2023	November 30, 2022
Federal
Current	$422,230	$186,923
Deferred	-	-
State and Local
Current	-	-
Deferred	-	-
Income tax provision / (benefit)	$422,230	$186,923

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

A reconciliation of the statutory tax rate to the Company’s effective tax rates for the year ended November 30, 2023 and 2022:

	Year Ended November 30, 2023	Year Ended November 30, 2022
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	-	-
Other	1.48	-
Change in valuation allowance	21.00	41.21
Income tax provision (benefit)	43.48%	62.21%